Schedule of Investments (unaudited)	iShares® MSCI Global Gold Miners ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 4.3%
De Grey Mining Ltd.(a)	5,806,327	$5,225,760
Genesis Minerals Ltd.(a)(b)	3,891,017	4,732,018
Gold Road Resources Ltd.	3,953,725	5,061,800
West African Resources Ltd.(a)	5,761,059	3,544,728
		18,564,306
Canada — 52.0%
Agnico Eagle Mines Ltd.	896,067	48,106,770
Alamos Gold Inc., Class A	1,009,663	14,963,207
B2Gold Corp.	3,371,668	11,380,109
Barrick Gold Corp.	3,240,484	56,931,455
Calibre Mining Corp.(a)	2,818,531	2,700,240
Centerra Gold Inc.	831,276	5,090,758
Eldorado Gold Corp.(a)	618,386	8,116,330
Equinox Gold Corp.(a)	1,081,847	5,923,669
IAMGOLD Corp.(a)	1,870,458	4,741,793
Karora Resources Inc.(a)	1,015,907	3,601,100
Kinross Gold Corp.	3,112,322	18,348,927
Lundin Gold Inc.	405,338	4,869,015
New Gold Inc.(a)	3,157,490	4,374,576
SSR Mining Inc.	602,797	7,112,112
Torex Gold Resources Inc.(a)	393,381	4,232,553
Wesdome Gold Mines Ltd.(a)	692,277	4,469,101
Wheaton Precious Metals Corp.	377,830	18,474,535
		223,436,250
China — 4.2%
Zijin Mining Group Co. Ltd., Class A	1,306,835	2,229,440
Zijin Mining Group Co. Ltd., Class H	9,944,000	15,747,567
		17,977,007
Indonesia — 1.0%
Aneka Tambang Tbk	36,770,300	4,128,170

Kazakhstan — 0.0%
Polymetal International PLC(a)(c)	822,891	92

Peru — 1.5%
Cia. de Minas Buenaventura SAA, ADR	692,656	6,607,938

Russia — 0.0%
Polyus PJSC(a)(c)	62,547	7

South Africa — 7.9%
DRDGOLD Ltd.	3,442,186	3,220,100
Security	Shares	Value

South Africa (continued)
Gold Fields Ltd.	1,325,394	$20,309,534
Harmony Gold Mining Co. Ltd.	1,677,384	10,514,644
		34,044,278
Turkey — 0.9%
Koza Altin Isletmeleri AS	4,766,269	3,836,091

United Kingdom — 6.4%
Anglogold Ashanti PLC, NVS	989,302	19,154,479
Centamin PLC	4,196,323	5,117,043
Hochschild Mining PLC(a)	2,590,032	3,431,605
		27,703,127
United States — 21.2%
Coeur Mining Inc.(a)(b)	1,519,423	4,634,240
Newmont Corp.	2,147,446	86,305,855
		90,940,095
Total Long-Term Investments — 99.4%
(Cost: $472,856,782)		427,237,361

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	1,468,381	1,469,115
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(d)(e)	120,000	120,000

Total Short-Term Securities — 0.4%
(Cost: $1,587,973)		1,589,115

Total Investments — 99.8%
(Cost: $474,444,755)		428,826,476

Other Assets Less Liabilities — 0.2%		738,676

Net Assets — 100.0%		$429,565,152

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Gold Miners ETF
November 30, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,721,998	$—		$(2,253,713	)(a)	$652	$178	$1,469,115	1,468,381	$3,221	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	110,000	10,000	(a)	—		—	—	120,000	120,000	2,810		—
						$652	$178	$1,589,115		$6,031		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
S&P/TSE 60 Index	13	12/14/23	$2,337	$32,340

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$324,820,374	$102,416,888	$99	$427,237,361
Short-Term Securities
Money Market Funds	1,589,115	—	—	1,589,115
	$326,409,489	$102,416,888	$99	$428,826,476

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Gold Miners ETF
November 30, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$32,340	$—	$—	$32,340

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company

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